    UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

    Washington D.C. 20549

    FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

    ASSET-BACKED SECURITIES

    Commission File Number of issuing entity:  333-206847-04

    Central Index Key Number of Issuing entity:  0001690577

    Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32

    (Exact name of issuing entity as specified in its charter)

    Commission File Number of depositor:  333-206847

    Central Index Key Number of depositor:  0001005007

    Banc of America Merrill Lynch Commercial Mortgage Inc.

    (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

    Morgan Stanley Mortgage Capital Holdings LLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

    Bank of America, National Association

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001548405

    Starwood Mortgage Funding III LLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001089877

    KeyBank National Association

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001548567

    CIBC Inc.

    (Exact name of Sponsor as specified in its charter)

   W. Todd Stillerman (980) 388-7451

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Banc of America Merrill Lynch Commercial Mortgage Inc.

   (Depositor)

   /s/   Leland F. Bunch, III

   Leland F. Bunch III, President and Chief Executive Officer

   Dated :  February 27, 2017

   EXHIBIT INDEX

   Exhibit Number               Description

   EX 102                      Asset Data File

   EX 103                      Asset Related Document